Balances and Transactions With Related Parties and Key Officers	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Balances And Transactions With Related Parties And Key Officers
Note 24:	Balances and Transactions with Related Parties and Key Officers

a.	Related parties consist of:

•	Clal Biotechnologies Industries Ltd.- Related party (see also note 11)
•	Directors of the Company.

1.	Balances with related parties:

Other Payables
Related Party:
As of December 31, 2023	-
As of December 31, 2022	177

Directors:
As of December 31, 2023	83
As of December 31, 2022	130

2.	Transactions with related parties:

Rental fee:

	Year ended December 31
	2023	2022	2021
Related party	267	457	469

Professional fee *:

	Year ended December 31
	2023	2022	2021

Directors	502	484	375
Related party	25	63	85
	527	547	460
Number of Directors	***9	**10	8

*	Not included share- based compensation detailed in Note 20.
**	During 2022 two members of the board of directors were replaced.
***	During 2023 three members of the board have left and one member of the board was replaced. At the end of 2023, the total board member consisted of five members.

b. Key Officers:

1.	Balances with Key Officers of the Company

Other Payables
Key Officers of the Company

As of December 31, 2023	518
As of December 31, 2022	754

•	Represents the officer’s gross salary, bonuses, and vacation provisions without share based compensation.

2.	Compensation of Key Officers of the Company:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers:

	Year ended December 31
	2023	2022	2021
Short-term employee benefits (*)(**)	2,084	2,880	1,788
Share-based compensation	757	797	518

	2,841	3,677	2,306
Number of officers (***)	8	7	5

(*) One-time expenses amounted $309 for the year ended December 31, 2022, are associated with the management changes.

(**) In December 2007, the Company's board of directors approved one‑time bonus payments to the Chief Medical Officer in the amounts of $ 120, which was recorded in profit and loss in December 2022 upon achieving marketing approval in the United States.

(***) During 2023 two key officers were replaced. At the end of 2023 the total key officers consist of six officers.